CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,104,916,803	$ 451,591,419	¥ 1,928,302,849
Restricted cash	377,110,770	54,848,487	833,071,955
Restricted short-term investments	4,058,418,999	590,272,562	3,237,772,923
Short-term investments			2,684,530
Accounts receivable, net - related parties	675,767,723	98,286,339	2,113,042,060
Accounts receivable, net - third parties	5,436,370,691	790,687,323	4,497,634,528
Notes receivable, net - third parties	1,010,468,502	146,966,548	571,231,826
Advances to suppliers - third parties	665,220,852	96,752,360	397,076,248
Inventories, net	5,743,327,938	835,332,403	4,273,729,991
Foreign exchange forward contract receivables	1,192,168	173,394
Other receivables - related parties	67,729,869	9,850,901	46,592,198
Derivative assets_foreign exchange option	846,718	123,150
Prepayments and other current assets	1,712,888,803	249,129,341	1,706,717,271
Total current assets	22,854,259,836	3,324,014,227	19,607,856,379
Non-current assets:
Restricted long-term investments	921,300,096	133,997,541	248,672,003
Project assets, net	1,770,621,085	257,526,156	473,731,224
Investments in affiliates	25,531,136	3,713,350	22,321,863
Property, plant and equipment, net	8,275,899,684	1,203,679,686	6,680,187,156
Land use rights, net	574,945,186	83,622,309	443,269,172
Intangible assets, net	35,361,410	5,143,104	25,742,411
Deferred tax assets	338,069,324	49,170,144	275,372,108
Other assets - related parties	144,983,745	21,087,011	146,025,979
Other assets - third parties	912,210,407	132,675,501	713,226,373
Total non-current assets	12,998,922,073	1,890,614,802	9,028,548,289
Total assets	35,853,181,909	5,214,629,029	28,636,404,668
Current liabilities:
Accounts payable - related parties	698,043	101,526	5,328,896
Accounts payable - third parties	5,327,093,953	774,793,681	4,658,202,091
Notes payable - related parties	35,000,000	5,090,539
Notes payable - third parties	6,036,576,707	877,983,668	5,672,496,637
Accrued payroll and welfare expenses	810,920,659	117,943,518	721,380,096
Advances from related parties	910,086	132,367	37,399,944
Advances from third parties	2,395,228,932	348,371,599	748,958,838
Income tax payable	70,240,122	10,216,002	27,779,845
Foreign exchange forward contract payables	9,463,728	1,376,442	4,520,619
Convertible senior notes - current	68,632	9,982
Derivative liability_interest rate swap	12,786,001	1,859,647	26,486,388
Bond payable and accrued interests	10,318,000	1,500,691	10,256,583
Short-term borrowings, including current portion of long-term bank borrowings	7,103,399,191	1,033,146,563	6,204,440,312
Other payables and accruals	2,281,024,560	331,761,259	1,804,799,594
Other payables - related parties	20,818,596	3,027,939	12,333,484
Guarantee liabilities to related parties	26,639,131	3,874,501	28,033,530
Total current liabilities	24,141,186,341	3,511,189,924	19,962,416,857
Non-current liabilities:
Long-term borrowings	1,954,830,774	284,318,344	379,788,937
Accrued income tax - non-current			6,041,195
Finance lease obligations and others	338,412,288	49,220,026	538,410,044
Bond payables	299,475,000	43,556,832	298,425,000
Accrued warranty costs - non-current	573,641,400	83,432,681	571,718,223
Convertible senior notes			65,342
Deferred tax liability	25,893,228	3,766,014	70,121,943
Guarantee liabilities to related parties - non current	65,764,938	9,565,114	120,154,085
Total non-current liabilities	3,258,017,628	473,859,011	1,984,724,769
Total liabilities	27,399,203,969	3,985,048,935	21,947,141,626
Commitment and contingencies
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 158,587,937 shares issued as of December 31, 2017 and December 31, 2018, respectively, 132,146,074 and 156,864,737 shares outstanding as of December 31, 2017 and December 31, 2018, respectively.)	21,727	3,160	18,604
Additional paid-in capital	4,010,739,727	583,337,899	3,313,608,385
Statutory reserves	570,176,203	82,928,689	516,885,853
Accumulated other comprehensive income	70,300,898	10,224,842	23,295,998
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2017 and December 31, 2018	(13,875,553)	(2,018,115)	(13,875,553)
Retained earnings	3,202,528,312	465,788,424	2,849,339,968
Total JinkoSolar Holding Co., Ltd. shareholders' equity	7,839,891,314	1,140,264,899	6,689,273,255
Non-controlling interests	614,086,626	89,315,195	(10,213)
Total shareholders' equity	8,453,977,940	1,229,580,094	6,689,263,042
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 35,853,181,909	$ 5,214,629,029	¥ 28,636,404,668